OTHER EXPENSE (INCOME) (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Income (Expense) [Abstract]
Operating expense (income)
Other expense (income)

For the years ended December 31	2018	2017
Other Expense:
Litigation[1]	68	24
Write-offs[2]	51	11
Bulyanhulu reduced operations program costs[3]	29	53
Bank charges	22	23
Insurance payment to Porgera	13	—
Acacia - other	11	20
Other	28	23
Total other expense	$222	$154
Other Income:
Gain on sale of long-lived assets[4]	($68)	($911)
Insurance proceeds related to Kalgoorlie	(24)	—
Interest Income	(22)	(17)
Other	(18)	(25)
Total other income	($132)	($953)
Total	$90	($799)

[1]	Primarily consists of Acacia legal fees, and a settlement dispute regarding a historical supplier contract acquired as part of the Equinox acquisition in 2011.

[2]	2018 primarily relates to a $43 million write-off of a Western Australia long-term stamp duty receivable.

[3]	Primarily consists of severance, contractor and inventory write-down costs.

[4]	2018 includes a gain of $45 million from the sale of a royalty asset at Acacia. 2017 includes gains of $718 million from the 50% sale of Veladero and $193 million from the 25% sale of Cerro Casale.

Loss on currency translation
Loss on currency translation

For the years ended December 31	2018	2017
Currency translation losses released as a result of the disposal and reorganization of entities	$—	$11
Foreign currency translation losses	136	61
Total	$136	$72